UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2006


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT MONEY MARKET FUND - SEMIANNUAL REPORTS FOR PERIOD ENDED SEPTEMBER 30, 2006

[LOGO OF USAA]
   USAA(R)

                           USAA TAX EXEMPT
                                MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

SHAREHOLDER VOTING RESULTS                                                  10

FINANCIAL INFORMATION

   Portfolio of Investments                                                 11

   Notes to Portfolio of Investments                                        38

   Financial Statements                                                     39

   Notes to Financial Statements                                            42

EXPENSE EXAMPLE                                                             48

ADVISORY AGREEMENT                                                          50

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                             THE QUESTION REMAINS: CAN THE
[PHOTO OF CHRISTOPHER W. CLAUS]              FED ENGINEER A 'SOFT LANDING'
                                                 FOR THE U.S. ECONOMY?

                                                           "
                                                                    October 2006
--------------------------------------------------------------------------------

         During the third quarter of 2006, the bond market reached an inflection point. The Federal Reserve Board (the Fed) announced that it would pause in its campaign of raising short-term interest rates - a tightening cycle it began in June 2004 in an attempt to slow U.S. economic growth and harness inflation. Although Fed governors remained nervous about inflation, they held rates steady at 5.25% to determine if the "lag effect" of previous rate increases could slow inflation to their comfort zone of 2% annually.

         In response, longer-term bonds rallied. Fixed-income investors seem convinced that the Fed will control inflation and that it will eventually have to start lowering rates to keep the economy from slowing too much. Yields on longer-maturity bonds fell as prices rose. (Bond prices and yields move in opposite directions.) At one point, the yield on a 10-year Treasury was as low as 4.6%.

         The Fed's rate-tightening cycle is only one of the factors that could help keep inflation in check. Another is the recent decline in oil and gasoline prices, where demand has fallen relative to supply. Two other factors are the cooling housing market and the continued importing of inexpensive retail goods and services from overseas.

         The question remains: Can the Fed engineer a "soft landing" for the U.S. economy? If it does, the economy could continue to grow at a healthy clip without causing inflation to rise above the Fed's comfort zone. However, in the past, the Fed has tended to overshoot the mark in rate-tightening cycles, tipping the economy into a recession - sometimes referred to as a "hard landing."

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         Although equity investors should be concerned about a hard-landing scenario, bond investors have the potential to benefit whatever the outcome. In fact, they may feel protected from the risk of inflation because of the Fed's commitment to controlling it. Inflation is one of the worst enemies of a fixed-income investor, because it erodes the purchasing power of both yield and principal. If inflation remains tame and the economy weakens, the Fed could start easing rates. Short-term yields will fall, making longer-term bonds more attractive. Money market funds, however, continue to be an excellent choice for investors seeking liquidity and relative safety.

         Overall, we are pleased with the performance of your tax-exempt bond funds, all of which are four- and five-star overall rated by Morningstar Ratings(TM) (see facing page), and with the strong yields on your tax-exempt money market funds. We believe that USAA offers an exceptional value to our members and shareholders who desire tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         On behalf of all of us at USAA Investment Management, thank you for the
         opportunity  to  serve  your  investment   needs.  We  appreciate  your
         business.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                    # funds
                         for period ending 9/30/2006                                    in       # funds    # funds
USAA                                                             Rating               Overall/      in         in
Fund Name              Overall    3-Year   5-Year   10-Year      Category             3-Year      5-Year     10-Year
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND         ****        4        4        4          Muni California        162         142        116
                                                                  Long

FLORIDA TAX-FREE        ****        4        4        4          Muni Florida            90          89         79
 INCOME

NEW YORK BOND           ****        4        4        5          Muni New York          121         105         86
                                                                  Long

TAX EXEMPT              *****       5        5        5          Muni National          286         267        199
 LONG-TERM                                                        Long

TAX EXEMPT              *****       5        5        5          Muni National          234         187        120
 INTERMEDIATE-TERM                                                Intermediate

TAX EXEMPT              ****        4        4        4          Muni National          122          86         58
 SHORT-TERM                                                       Short

VIRGINIA BOND           *****       5        5        5          Muni Single State      307         273        214
                                                                  Intermediate
--------------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]                       [PHOTO OF JOHN C. BONNELL]
TONY ERA                                  JOHN C. BONNELL, CFA
  USAA Investment Management Company        USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2006, TO SEPTEMBER 30, 2006?

         The USAA Tax Exempt Money Market Fund performed well for the six-month period ending September 30, 2006. During that time, iMoneyNet, Inc. ranked the Fund 15 out of 124 tax-exempt money market funds. The Fund had a return of 1.57%, and the average return for the category over the same period was 1.43%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

         Following two short-term interest-rate increases during the six-month period, the Federal Open Market Committee (FOMC) decided to pause at its August meeting. It was the first pause by the Federal Reserve Board (the Fed) after 17 consecutive rate increases since June 2004. Amid signs of slower economic growth (weakening housing markets and the burden on consumers of high energy prices), the FOMC left rates unchanged again at its September meeting, but indicated that it would raise or lower rates as necessary based on future economic data.

         Yields on short-term municipal securities rose following the Fed's rate increases. From 3.52% on March 30, the yield on the Bond Buyer One-Year
         Note Index rose to a high of 3.77% on June 29. However, yields began to taper off in July in anticipation of the

         REFER TO PAGE 7 FOR BENCHMARK DEFINITION.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS:
         CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         Fed pause and continued to decline throughout August and September. By September 28, the Bond Buyer One-Year Note Index had declined to 3.46%.

         Another factor that put downward pressure on short-term municipal yields was a reduction in the size of note issuance by several large municipal issuers, such as California and Texas, because of reduced borrowing needs. Typically, reduced supply results in higher bond prices and lower yields. (When bond prices rise, yields fall.)

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         As yields increased during the period, we concentrated purchases on securities that offered flexibility - namely, variable-rate demand notes (VRDNs). The VRDNs that the Fund owns have interest rates that reset daily or weekly, and can also be sold back to issuers at par value (100% face value) with a notice of seven days or less. In a rising-interest-rate environment, VRDNs allow us to capture higher yields quickly and provide the flexibility necessary to take advantage of the seasonal supply-and-demand dynamics of the short-term municipal market. Also, in anticipation of the Fed's pause, we selectively purchased fixed-rate securities to protect the Fund against a possible decline in rates.

WHAT IS THE OUTLOOK?

         We expect the Fed to hold rates steady until economic conditions telegraph the need for further action. Based on future data, Fed governors will determine whether they need to raise or lower short-term interest rates. Whatever happens in the weeks ahead, we will continue to manage your Fund in an effort to maximize the tax-exempt income you receive. Should we see weakness in key economic data, we may extend the portfolio's average maturity to try to lock in higher yields.

         Thank you for the trust you have placed in us. Rest assured that we will continue to work diligently on your behalf.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND
           (Ticker Symbol: USEXX)

OBJECTIVE
--------------------------------------------------------------------------------

         Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests in high-quality, tax-exempt securities with maturities of 397 days or less.

---------------------------------------------------------------------------------------
                                                     9/30/06                 3/31/06
---------------------------------------------------------------------------------------
Net Assets                                      $2,348.5 Million       $2,393.1 Million
Net Asset Value Per Share                            $1.00                   $1.00

---------------------------------------------------------------------------------------
                                                     9/30/06                 3/31/06
---------------------------------------------------------------------------------------
Dollar-Weighted Average Portfolio Maturity           17 Days                 18 Days

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/06
--------------------------------------------------------------------------------

3/31/06 TO 9/30/06        1 YEAR        5 YEARS       10 YEARS       7-DAY YIELD
     1.57%*               2.88%          1.51%         2.44%            3.30%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         7-DAY YIELD COMPARISON

                   [CHART OF 7-DAY YIELD COMPARISON]

                             USAA TAX EXEMPT
                               MONEY MARKET                   iMONEYNET
                                   FUND                        AVERAGE
                             ---------------                  ---------
09/26/05                           2.25%                        1.97%
10/31/05                           2.30                         2.03
11/28/05                           2.62                         2.33
12/27/05                           2.89                         2.52
01/30/06                           2.61                         2.36
02/27/06                           2.75                         2.50
03/27/06                           2.71                         2.47
04/24/06                           3.19                         2.88
05/30/06                           3.03                         2.75
06/26/06                           3.44                         3.14
07/31/06                           3.17                         2.93
08/28/06                           3.15                         2.90
09/25/06                           3.25                         3.00

                              [END CHART]

              DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/25/06.

         The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------------------
                        TOP 10 INDUSTRIES
                        (% of Net Assets)
-------------------------------------------------------------------

Education                                                     20.4%

General Obligation                                            14.7%

Hospital                                                      12.4%

Electric Utilities                                             6.4%

Water/Sewer Utility                                            6.1%

Nursing/CCRC                                                   5.7%

Multifamily Housing                                            5.4%

Community Service                                              4.9%

Electric/Gas Utilities                                         3.3%

Real Estate Tax/Fee                                            2.6%

                           PORTFOLIO MIX
                              9/30/06

                          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                                    91.6%
Put Bonds                                                      5.8%
Fixed-Rate Instruments                                         3.0%

                            [END CHART]

         PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 11-37.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 CUMULATIVE PERFORMANCE OF $10,000

                 [CHART OF CUMULATIVE PERFORMANCE]

                                                    USAA TAX EXEMPT
                                                      MONEY MARKET
                                                         FUND
                                                    ---------------
09/30/96                                              $10,000.00
10/31/96                                               10,027.40
11/30/96                                               10,053.39
12/31/96                                               10,082.74
01/31/97                                               10,109.90
02/28/97                                               10,135.22
03/31/97                                               10,161.56
04/30/97                                               10,190.35
05/31/97                                               10,220.66
06/30/97                                               10,251.76
07/31/97                                               10,281.46
08/31/97                                               10,308.23
09/30/97                                               10,339.45
10/31/97                                               10,369.31
11/30/97                                               10,397.57
12/31/97                                               10,431.24
01/31/98                                               10,460.03
02/28/98                                               10,485.89
03/31/98                                               10,515.08
04/30/98                                               10,546.27
05/31/98                                               10,576.10
06/30/98                                               10,608.16
07/31/98                                               10,637.53
08/31/98                                               10,666.70
09/30/98                                               10,696.35
10/31/98                                               10,724.80
11/30/98                                               10,753.56
12/31/98                                               10,782.73
01/31/99                                               10,808.58
02/28/99                                               10,830.09
03/31/99                                               10,858.37
04/30/99                                               10,885.35
05/31/99                                               10,912.81
06/30/99                                               10,943.66
07/31/99                                               10,970.45
08/31/99                                               10,999.34
09/30/99                                               11,028.10
10/31/99                                               11,056.00
11/30/99                                               11,088.57
12/31/99                                               11,122.74
01/31/00                                               11,152.72
02/29/00                                               11,181.91
03/31/00                                               11,214.80
04/30/00                                               11,246.71
05/31/00                                               11,292.32
06/30/00                                               11,329.41
07/31/00                                               11,365.67
08/31/00                                               11,403.14
09/30/00                                               11,439.65
10/31/00                                               11,480.77
11/30/00                                               11,519.32
12/31/00                                               11,555.92
01/31/01                                               11,588.66
02/28/01                                               11,619.56
03/31/01                                               11,648.59
04/30/01                                               11,683.47
05/31/01                                               11,714.74
06/30/01                                               11,739.87
07/31/01                                               11,764.97
08/31/01                                               11,786.30
09/30/01                                               11,804.63
10/31/01                                               11,825.67
11/30/01                                               11,842.72
12/31/01                                               11,855.94
01/31/02                                               11,867.98
02/28/02                                               11,879.27
03/31/02                                               11,890.99
04/30/02                                               11,903.69
05/31/02                                               11,918.06
06/30/02                                               11,928.77
07/31/02                                               11,939.96
08/31/02                                               11,951.99
09/30/02                                               11,963.35
10/31/02                                               11,977.17
11/30/02                                               11,989.74
12/31/02                                               11,999.81
01/31/03                                               12,008.79
02/28/03                                               12,017.21
03/31/03                                               12,025.99
04/30/03                                               12,035.27
05/31/03                                               12,045.32
06/30/03                                               12,052.83
07/31/03                                               12,058.51
08/31/03                                               12,064.33
09/30/03                                               12,070.62
10/31/03                                               12,078.00
11/30/03                                               12,085.04
12/31/03                                               12,092.92
01/31/04                                               12,099.60
02/29/04                                               12,105.16
03/31/04                                               12,111.38
04/30/04                                               12,118.74
05/31/04                                               12,125.43
06/30/04                                               12,132.35
07/31/04                                               12,139.61
08/31/04                                               12,147.71
09/30/04                                               12,157.69
10/31/04                                               12,170.82
11/30/04                                               12,183.44
12/31/04                                               12,197.73
01/31/05                                               12,211.00
02/28/05                                               12,225.18
03/31/05                                               12,241.15
04/30/05                                               12,262.57
05/31/05                                               12,287.20
06/30/05                                               12,307.75
07/31/05                                               12,327.59
08/31/05                                               12,349.00
09/30/05                                               12,372.48
10/31/05                                               12,394.88
11/30/05                                               12,420.21
12/31/05                                               12,450.64
01/31/06                                               12,476.35
02/28/06                                               12,502.00
03/31/06                                               12,532.13
04/30/06                                               12,561.06
05/31/06                                               12,594.01
06/30/06                                               12,629.67
07/31/06                                               12,661.35
08/31/06                                               12,694.55
09/30/06                                               12,728.24

                            [END CHART]

                  DATA FROM 9/30/96 THROUGH 9/30/06.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW.

10

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposal 2 are for the USAA Tax Exempt Money Market Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
-----------------------------------------------------------------
     TRUSTEES                     FOR             VOTES WITHHELD
-----------------------------------------------------------------
Richard A. Zucker             2,163,420,153         53,327,179
Barbara B. Dreeben            2,160,043,095         56,704,237
Robert L. Mason, Ph.D.        2,165,149,985         51,597,347
Michael F. Reimherr           2,165,100,631         51,646,701
Christopher W. Claus          2,165,230,174         51,517,158

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
-----------------------------------------------------------------
    FOR             AGAINST         ABSTAIN      BROKER NON-VOTE*
-----------------------------------------------------------------
1,332,043,890     33,212,229      22,279,721        1,222,205

         *Broker "non-votes" (i.e., proxies  from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

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USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities that meet the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

12

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                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Bank of America, N.A., Bear Stearns Co., Citibank, N.A., Citigroup, Inc., Citizens Bank of Massachusetts, Deutsche Postbank, Goldman Sachs Group Inc., JPMorgan Chase Bank, N.A., JP Morgan Chase & Co., Merrill Lynch & Co., Morgan Stanley, RBC Centura Bank, Royal Bank of Canada, U.S. Bank, N.A., or Wachovia Bank, N.A.
         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I) De Nemours and Co., Fannie Mae, Minnesota GO, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., National Rural Utility Corp., or Texas Permanent School Fund.
         (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., N.A., Assured Guaranty Corp., CIFG Assurance N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, or XL Capital Assurance.

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                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP       Certificate of Participation
         CP        Commercial Paper
         EDA       Economic Development Authority
         EDC       Economic Development Corp.
         GO        General Obligation
         GOAA      General Obligation Aid Anticipation
         IDA       Industrial Development Authority/Agency
         IDB       Industrial Development Board
         IDRB      Industrial Development Revenue Bond
         ISD       Independent School District
         MERLOT    Municipal Exempt Receipts-Liquidity Optional Tender
         MFH       Multifamily Housing
         PCRB      Pollution Control Revenue Bond
         P-FLOAT   Puttable Floating Option Tax-Exempt Receipts
         PUTTER    Puttable Tax-Exempt Receipts
         RB        Revenue Bond
         ROC       Reset Option Certificates
         TOC       Tender Option Certificates
         USD       Unified School District

14

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (91.6%)

             ALABAMA (3.6%)
             Birmingham Medical Clinic Board RB,
  $ 6,500       Series 1998 (LOC - Wachovia Bank, N.A.)                    3.80%     10/01/2028    $    6,500
    5,545       Series 2002A (LOC - Columbus Bank & Trust Co.)             3.99       2/01/2012         5,545
    2,500    Cleburne County Economic and Industrial
                Development Auth. RB, Series 2005
                (LOC - Bank of New York)                                   3.85      11/01/2030         2,500
    5,900    Greater Montgomery Educational Building Auth. RB,
                Series 2003A (LOC - AmSouth Bank, N.A.)                    3.86       6/01/2023         5,900
    2,480    Huntsville Educational Building RB, (Oakwood
                College Project) (LOC - First Commercial Bank)             3.94      12/01/2022         2,480
    4,850    Jefferson County Public Park and Recreation
                Board RB,
                Series 2005 (LOC - AmSouth Bank, N.A.)                     3.81       9/01/2025         4,850
    2,600    Marengo County Port Auth. RB (LOC - Compass Bank)             3.85       7/01/2026         2,600
             Mobile Special Care Facilities Financing Auth. RB,
    2,250       Series 2001 (LOC - Wachovia Bank, N.A.)                    3.85       7/01/2021         2,250
    1,320       Series 2001 (LOC - Wachovia Bank, N.A.)                    3.85       6/01/2026         1,320
   13,335    Ridge Improvement District Bond,
                Series 2000 (LOC - AmSouth Bank, N.A.)                     3.85      10/01/2025        13,335
   17,935    Southeast Gas District RB,
                Series 2003B (LIQ)(INS)                                    3.85       6/01/2023        17,935
    6,195    Sumiton Educational Building Auth. RB, (East
                Walker Education and Development Project)
                (LOC - First Commercial Bank)                              3.94       5/01/2032         6,195
   13,900    Tuscaloosa Educational Building Auth. RB,
                Series 2002A (LOC - AmSouth Bank, N.A.)                    3.86      10/01/2023        13,900
                                                                                                   ----------
                                                                                                       85,310
                                                                                                   ----------
             ALASKA (1.2%)
    2,210    Anchorage Electric RB, Series 2005A, PUTTER,
                Series 1128 (LIQ)(INS)(a)                                  3.78       6/01/2013         2,210
   16,995    Housing Finance Corp. RB, ABN AMRO MuniTOPS
                Certificates Trust, Series 2005-18 (LIQ)(INS)(a)           3.79       6/01/2013        16,995
    8,100    International Airports System RB, Series 2006B,
                ABN AMRO MuniTOPS Certificates Trust,
                Series 2006-9 (LIQ)(INS)(a)                                3.79      10/01/2014         8,100
                                                                                                   ----------
                                                                                                       27,305
                                                                                                   ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             ARIZONA (1.1%)
   $1,000    Maricopa County IDA IDRB, Series 1992                         3.80%      6/01/2007    $    1,000
    8,270    Phoenix Civic Improvement Corp. Excise Tax RB,
                Series 2005A, PUTTER, Series 1218 (LIQ)(INS)(a)            3.80       7/01/2013         8,270
    4,115    Phoenix IDA Government Office Lease RB,
                Series 2005, PUTTER, Series 1119 (INS)(LIQ)(a)             3.78       9/15/2013         4,115
    3,955    Salt River Agricultural Improvement and Power
                District RB, Series 2006A, ROC Trust II-R,
                Series 9019 (LIQ)(a)                                       3.78       1/01/2037         3,955
    8,500    Verrado Western Overlay Community Facilities
                District GO, Series 2004 (LOC - Compass Bank)              3.83       7/01/2029         8,500
                                                                                                   ----------
                                                                                                       25,840
                                                                                                   ----------
             CALIFORNIA (0.7%)
             Golden State Tobacco Securitization Corp. RB,
    4,500       Series 2003B, TOC Trust,
                Series 2004-B (INS)(LIQ)(a)                                3.77       6/01/2028         4,500
    1,810       Series 2005A, TOC Trust,
                Series 2006-Z4 (INS)(LIQ)(a)                               3.80      12/13/2023         1,810
    6,000    Long Beach USD GO, 1999 Series F,
                ABN AMRO MuniTOPS Certificates Trust,
                Series 2004-34 (LIQ)(INS)(a)                               3.77       2/01/2011         6,000
      500    Los Angeles Senior COP, Series 2000, MERLOT,
                Series 2000 NN (INS)(LIQ)(a)                               3.77      11/01/2031           500
    3,500    Metropolitan Water District of Southern
                California RB, Series 2005C, P-FLOAT,
                Series PT-3601(LIQ)(a)                                     3.77       7/01/2031         3,500
    1,000    Sacramento County Sanitation District Financing
                Auth. RB, Series 2004A, EAGLE Tax-Exempt Trust,
                20060023-A (INS)(LIQ)(a)                                   3.77      12/01/2035         1,000
                                                                                                   ----------
                                                                                                       17,310
                                                                                                   ----------
             COLORADO (7.6%)
    5,000    Arista Metropolitan District Parking Special Ltd.
                RB, Senior Series 2006A (LOC - Compass Bank)               3.85      12/01/2030         5,000
    9,570    Aspen Valley Hospital District RB, Series 2003
                (LOC - Zions First National Bank)                          3.76      10/15/2033         9,570
    2,800    Brighton Crossing Metropolitan District No. 4
                Bonds, Series 2004 (LOC - Compass Bank)                    3.89      12/01/2034         2,800
    6,000    Commerce City Northern Infrastructure General
                Improvement District GO, Series 2006
                (LOC - U.S. Bank, N.A.)                                    3.79      12/01/2028         6,000

16

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 7,200    COP, Series 2005B, ROC Trust II-R,
                Series 502 (LIQ)(INS)(a)                                   3.78%     11/01/2030    $    7,200
    7,175    Cornerstone Metropolitan District No. 1 RB,
                Series 2006 (LOC - Bank of America, N.A.)                  3.77      12/01/2036         7,175
    4,580    Denver Urban Renewal Auth. RB, Series 2002
                (LOC - Zions First National Bank)                          3.85      12/01/2015         4,580
             Educational and Cultural Facilities Auth. RB,
    6,300       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)              3.83       8/01/2013         6,300
    6,950       Series 2004 (LOC - Zions First National Bank)              3.92       6/01/2034         6,950
    3,100       Series 2004 (LOC - Wells Fargo Bank, N.A.)                 3.74       7/01/2034         3,100
    3,300       Series 2004 (LOC - Western Corp. Federal
                Credit Union)                                              3.79       7/01/2034         3,300
    1,200       Series 2004 (LOC - Zions First National Bank)              3.74       9/01/2034         1,200
   49,100       Series 2005 (LOC - Western Corp. Federal
                Credit Union)                                              3.84       9/01/2035        49,100
   19,625       Series 2005 (LOC - U.S. Bank, N.A.)                        3.87      12/01/2035        19,625
    2,500    El Paso County Economic Development RB,
                Series 1996 (LOC - JPMorgan Chase Bank, N.A.)              3.80      11/01/2021         2,500
    4,365    Erie COP, Series 2005 (LOC - Key Bank, N.A.)                  3.80      11/01/2035         4,365
             Health Facilities Auth. RB,
    1,140       Series 1995 (LOC - JPMorgan Chase Bank, N.A.)              3.80       9/01/2015         1,140
    1,445       Series 1998C (LOC - JPMorgan Chase Bank, N.A.)             3.80       1/01/2018         1,445
    8,260       Series 2006A (LOC - U.S. Bank, N.A.)                       3.79       7/01/2032         8,260
    1,700    Housing and Finance Auth. IDA RB, Series 2003
                (LOC - U.S. Bank, N.A.)                                    3.84       4/01/2009         1,700
             Postsecondary Educational Facilities Auth. RB,
    1,400       Series 1996 (LOC - Wells Fargo Bank, N.A.)                 3.84       6/01/2011         1,400
    2,200       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)              3.80       4/01/2013         2,200
    4,100    Southeast Public Improvement Metropolitan
                District GO, Series 2004 (LOC - U.S. Bank, N.A.)           3.79      11/15/2034         4,100
   17,000    Southern Ute Indian Reservation RB,
                Series 2001(a),(b)                                         3.80      11/01/2031        17,000
    2,500    Water Valley Metropolitan District No. 2 GO,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)                 3.74      12/01/2024         2,500
                                                                                                   ----------
                                                                                                      178,510
                                                                                                   ----------
             DELAWARE (0.3%)
    6,600    EDA IDA RB, Series 1984                                       3.88      12/01/2014         6,600
                                                                                                   ----------
             DISTRICT OF COLUMBIA (0.2%)
    5,545    RB, Series 2005A (NBGA)
                (LOC - UniCredito Italiano)                                3.79      10/01/2034         5,545
                                                                                                   ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             FLORIDA (2.5%)
   $1,730    Alachua County RB, Series 2004
                (LOC - Wachovia Bank, N.A.)                                3.85%      6/01/2025    $    1,730
    1,000    Dade County IDA RB, Series 1982                               4.25      11/15/2017         1,000
    2,000    Gainesville Utilities System RB, Series 2005A,
                Solar Eclipse Certificates, Series 2006-27
                (INS)(LIQ)(a)                                              3.77      10/01/2013         2,000
    1,800    Higher Educational Facilities Financing Auth. RB,
                Series 2005 (LOC - Regions Bank)                           3.75      12/02/2030         1,800
    3,800    Hillsborough County IDA RB, Series 2006
                (LOC - Wells Fargo Bank, N.A.)                             3.74       6/01/2031         3,800
    1,850    Jacksonville PCRB, Series 1995                                3.86       5/01/2029         1,850
    3,700    Lee County IDA Health Care RB, Series 1999A
                (LOC - Fifth Third Bank)                                   3.76      12/01/2029         3,700
    9,200    Lee Memorial Health System Hospital RB,
                Series 1985D                                               3.83       4/01/2020         9,200
    2,535    Miami-Dade County School Board COP,
                Series 2006A, EAGLE Tax-Exempt Trust,
                Series 20060071 (INS)(LIQ)(a)                              3.79      11/01/2031         2,535
      400    Orange County IDA RB, Series 1998
                (LOC - Wachovia Bank, N.A.)                                3.80      10/01/2018           400
    9,180    Orange County Sales Tax RB,
                Series 2002B, ABN AMRO MuniTOPS
                Certificates Trust, Series 2002-27 (LIQ)(INS)(a)           3.78       1/01/2011         9,180
             Palm Beach County RB,
      400       Series 2000 (LOC - Northern Trust Co.)                     3.80       3/01/2030           400
    4,150       Series 2003 (LOC - Northern Trust Co.)                     3.76      11/01/2036         4,150
    1,240    Peace River Manasota Regional Water Supply
                Auth. Utility System RB, Series 2005A, ROC
                Trust II-R, Series 607PB (LIQ)(INS)(a)                     3.80      10/01/2030         1,240
      605    Putnam County Development Auth. RB,
                Series 1984H-1 (NBGA)                                      3.83       3/15/2014           605
    3,135    Sarasota County Public Hospital Board RB,
                Series 2003A                                               3.86       7/01/2037         3,135
    3,950    St. Petersburg Health Facilities Auth. RB,
                Series 1999 (LOC - Wachovia Bank, N.A.)                    3.80       1/01/2024         3,950
             Tallahassee Capital Bonds,
    2,600       Series 2004, PUTTER, Series 606 (INS)(LIQ)(a)              3.78      10/01/2012         2,600
    2,355       Series 2004, PUTTER, Series 607 (INS)(LIQ)(a)              3.78      10/01/2012         2,355
    2,700    Tallahassee Energy System RB, Series 2005,
                EAGLE Tax-Exempt Trust, J Series 20060018
                (LIQ)(INS)(a)                                              3.79      10/01/2035         2,700
                                                                                                   ----------
                                                                                                       58,330
                                                                                                   ----------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             GEORGIA (2.4%)
  $ 1,280    Athens-Clarke County Unified Government
                Development Auth. RB, Series 2006
                (LOC - Columbus Bank & Trust Co.)                          3.79%      7/01/2026    $    1,280
    4,500    Atlanta Development Auth. Student Housing
                Facilities RB, Series 2005A, Solar Eclipse
                Certificates, Series 2006-24 (LIQ)(INS)(a)                 3.77       9/01/2013         4,500
   10,000    Atlanta Subordinate Lien Tax Allocation Bonds,
                Series 2006 (LOC - Wachovia Bank, N.A.)(a)                 3.84      12/01/2024        10,000
    2,100    Atlanta Water and Wastewater RB,
                Series 2004, Floater Certificates,
                Series 2006-1355 (INS)(LIQ)(a)                             3.78      11/01/2034         2,100
             Columbus Development Auth. RB,
    5,955       Series 2004 (LOC - Columbus Bank & Trust Co.)              3.81      12/01/2033         5,955
    4,250       Series 2005 (LOC - Columbus Bank & Trust Co.)              3.78       9/01/2030         4,250
    1,675       Series 2005A (LOC - Columbus Bank & Trust Co.)             3.78       9/01/2030         1,675
    6,000       Series 2006 (LOC - Columbus Bank & Trust Co.)              3.79       5/01/2031         6,000
   10,235    Columbus Hospital Auth. Revenue Certificates,
                Series 2000A (LOC - Columbus Bank & Trust Co.)             3.78       1/01/2031        10,235
    4,700    Fulton County Development Auth. RB,
                Series 2006 (LOC - Bank of North Georgia)                  3.79       3/01/2026         4,700
    4,500    Fulton County Water and Sewer RB, Series 2004, PUTTER,
                Series 1474 (LIQ)(INS)(a)                                  3.80       7/01/2012         4,500
    1,380    Peachtree Development Auth. RB,
                Series 1988 (LOC - SunTrust Bank)                          3.85       7/01/2010         1,380
                                                                                                   ----------
                                                                                                       56,575
                                                                                                   ----------
             ILLINOIS (7.2%)
    8,880    Bolingbrook, Will and DuPage Counties Tax
                Increment RB, Series 2005 (LOC - Sumitomo
                Mitsui Banking Corp.)                                      3.81       1/01/2025         8,880
    9,995    Chicago GO, Project and Refunding Bonds,
                Series 2004A, ABN AMRO MuniTOPS Certificates Trust,
                Series 2005-31 (LIQ)(INS)(a)                               3.79       7/01/2012         9,995
    2,770    Chicago Heights RB, Series 2002A
                (LOC - JPMorgan Chase Bank, N.A.)                          3.83       3/01/2017         2,770
   10,415    Chicago O'Hare International Airport RB,
                Series 2005A, ROC Trust II-R, Series 494
                (LIQ)(INS)(a)                                              3.78       1/01/2026        10,415

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 8,000    Chicago Second Lien Water RB, Series 2006A,
                Solar Eclipse Certificates, Series 2006-0106
                (INS)(LIQ)(a)                                              3.77%      5/01/2014    $    8,000
    2,790    Community Unit School District No. 205,
                DuPage and Cook Counties GO, Series 2006A,
                ROC Trust II-R, Series 1073 (LIQ)(INS)(a)                  3.78       1/01/2025         2,790
    3,000    Crestwood Village RB, Series 2004
                (LOC - Fifth Third Bank)                                   3.79      12/01/2023         3,000
    4,200    Development Finance Auth. PCRB, Series 1993                   3.88       1/01/2016         4,200
             Development Finance Auth. RB,
    2,330       Series 1997 (LOC - National Bank of Midwest)               3.81       5/01/2018         2,330
    1,555       Series 1998 (LOC - Northern Trust Co.)                     3.80       8/01/2022         1,555
    2,830       Series 2003 (Jewish Council for Youth Services
                Project) (LOC - Harris Trust & Savings Bank)               3.83       9/01/2028         2,830
    2,830       Series 2003 (LEARN Charter School Project)
                (LOC - Harris Trust & Savings Bank)                        3.83       9/01/2033         2,830
   10,700    Educational Facilities Auth. RB, Series 2001
                (LOC - Harris Trust & Savings Bank)                        3.87      10/01/2031        10,700
             Finance Auth. RB,
    3,325       Series 2006 (LOC - Fifth Third Bank)                       3.84       3/01/2031         3,325
    8,000       Series 2006D (LOC - Banco Santander
                Central Hispano)                                           3.78      11/01/2040         8,000
             Greater Chicago Metropolitan Water Reclamation
                District GO RB,
   18,190       Series 2006, ABN AMRO MuniTOPS Certificates
                Trust, Series 2006-29 (LIQ)(a)                             3.79       6/01/2014        18,190
    2,050       Unlimited Tax Series of May, 2006,
                ROC Trust II-R, Series 1075 (LIQ)(a)                       3.78      12/01/2027         2,050
    4,900       Unlimited Tax Series of May, 2006,
                ROC Trust II-R, Series 6077 (LIQ)(a)                       3.78      12/01/2026         4,900
    7,210       Unlimited Tax Series of May, 2006,
                ROC Trust II-R, Series 7027 (LIQ)(a)                       3.78      12/01/2027         7,210
    9,765    Hazel Crest Retirement RB, Series 1992A
                (LOC - DEPFA Bank plc)                                     3.79       2/01/2030         9,765
      660    Health Facilities Auth. RB, Series 2003B (Villa
                St. Benedict Project) (LOC - KBC Bank, N.V.)               3.80      11/15/2010           660
   12,175    Indian Prairie Community Unit School District
                No. 204, DuPage and Will Counties GO,
                Series 2006A, ABN AMRO
                MuniTOPS Certificates
                Trust, Series 2006-33 (LIQ)(INS)(a)                        3.79       6/30/2014        12,175

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 4,805    Kendall County Unit School District No. 308 GO,
                Series 2003C, PUTTER, Series 1478 (INS)(LIQ)(a)            3.81%      4/01/2015    $    4,805
    1,700    McHenry County Community Unit School
                District Number 200 GO Capital Appr. School
                Building Bonds, Series 2006B, PUTTER,
                Series 1363 (INS)(LIQ)(a)                                  3.81       1/15/2020         1,700
    5,375    Quincy, Adams County RB, Series 1997
                (LOC - Bank of America, N.A.)                              3.83       6/01/2022         5,375
    2,500    Schaumburg GO Bonds, Series 2004B, Floater Certificates,
                Series 2006-1345 (INS)(LIQ)(a)                             3.78      12/01/2038         2,500
    4,249    Springfield Airport Auth. RB, Series 1986                     3.83      10/15/2016         4,249
             Toll Highway Auth. RB,
    2,000       Series 2005A, ROC Trust II-R, Series II-R-6073
                (LIQ)(INS)(a)                                              3.78       1/01/2023         2,000
    6,180       Series 2006A-2, ROC Trust II-R, Series 606PB
                (LIQ)(INS)(a)                                              3.80       1/01/2031         6,180
    5,220    Univ. Board of Trustees RB, Series 2005A, PUTTER,
                Series 1244 (LIQ)(INS)(a)                                  3.80       4/01/2013         5,220
                                                                                                   ----------
                                                                                                      168,599
                                                                                                   ----------
             INDIANA (3.3%)
    5,615    Bond Bank RB, Series 2002B (LOC - Huntington
                National Bank)                                             3.90       1/01/2025         5,615
      670    Crawfordsville Economic Development RB,
                Series 1999B (LOC - Federal Home Loan
                Bank-Indianapolis)                                         3.85       1/01/2030           670
    9,740    Development Finance Auth. Educational Facilities RB,
                Series 2003 (LOC - Key Bank, N.A.)                         3.79       1/01/2023         9,740
    6,600    Educational Facilities Auth. RB, Series 2000A
                (LOC - Fifth Third Bank)                                   3.83      12/01/2029         6,600
    9,995    Hammond Multi School Building Corp. RB,
                Series 2004, ABN AMRO MuniTOPS Certificates
                Trust, Series 2004-50 (LIQ)(INS)(a)                        3.79       1/15/2013         9,995
   11,000    Health and Educational Facility Financing Auth. RB,
                Series 2006A (LOC - Banco Santander Central Hispano)       3.78       5/01/2036        11,000
             Huntington Economic Development RB,
    1,300       Series 1990                                                3.90       6/26/2014         1,300
    1,895       Series 1998 (LOC - Wells Fargo Bank, N.A.)                 3.84      12/01/2025         1,895

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 3,380    Indianapolis Economic Development RB,
                Series 1997 (LOC - National Bank of Midwest)               3.81%      5/01/2018    $    3,380
    8,000    Lawrence Economic Development RB,
                Series 2002 (LOC - Fifth Third Bank)                       3.79      11/01/2030         8,000
    8,500    Municipal Power Agency, Power Supply Systems RB,
                Series 2006A, ROC Trust II-R, Series 592PB
                (INS)(LIQ)(a)                                              3.80       1/01/2032         8,500
    2,295    Seymour Economic Development RB, Series 2002
                (LOC - National City Bank, KY)                             3.85      10/01/2022         2,295
    2,300    St. Joseph County Economic Development RB,
                Series 2002 (LOC - Wells Fargo Bank, N.A.)                 3.84       6/01/2022         2,300
    6,000    Winona Lake Economic Development RB,
                Series 2006 (LOC - Fifth Third Bank)                       3.81       6/01/2031         6,000
                                                                                                   ----------
                                                                                                       77,290
                                                                                                   ----------
             IOWA (2.1%)
             Chillicothe PCRB,
    6,850       Series 1993                                                3.88       1/01/2023         6,850
    3,100       Series 1993A                                               3.88       5/01/2023         3,100
   12,750    Council Bluffs PCRB, Series 1995                              3.88       1/01/2025        12,750
    9,410    Finance Auth. Health Facilities RB, Series 2006,
                PUTTER, Series 1477 (LIQ)(INS)(a)                          3.81       6/01/2014         9,410
             Finance Auth. RB,
    7,200       Series 1985A (NBGA)                                        3.81      11/01/2015         7,200
    6,560       Series 1999 (LOC - Wells Fargo Bank, N.A.)                 3.74       3/01/2019         6,560
    2,600    Higher Education Loan Auth. RB, Series 1999
                (LOC - JPMorgan Chase Bank, N.A.)                          3.80       3/01/2029         2,600
                                                                                                   ----------
                                                                                                       48,470
                                                                                                   ----------
             KANSAS (0.3%)
    4,335    North Newton Health Care Facilities RB,
                Series 2003 (LOC - U.S. Bank, N.A.)                        3.84       1/01/2023         4,335
    3,010    Wichita Water and Sewer Utility RB,
                Series 2005C, PUTTER, Series 1136 (INS)(LIQ)(a)            3.78      10/01/2013         3,010
                                                                                                   ----------
                                                                                                        7,345
                                                                                                   ----------
             KENTUCKY (1.7%)
    2,160    Boone County Industrial Building RB, Series 2001
                (LOC - JPMorgan Chase Bank, N.A.)                          3.80      11/01/2021         2,160
    2,000    Frankfort Economic Development RB, Series 1990                3.90       5/07/2014         2,000

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             Hancock County Industrial Building RB,
  $ 9,005       Series 1990 (LOC - SunTrust Bank)                          3.89%      7/01/2010    $    9,005
    9,490       Series 1991 (LOC - SunTrust Bank)                          3.89       7/01/2011         9,490
    2,180    Lexington-Fayette Urban County Government RB,
                Series 2001 (LOC - JPMorgan Chase Bank, N.A.)              3.80       7/01/2021         2,180
    8,145    Louisville and Jefferson County Metropolitan
                Sewer District, Sewer and Drainage System RB,
                Series 2006A, ABN AMRO MuniTOPS Certificates Trust,
                Series 2006-38 (LIQ)(INS)(a)                               3.78       5/15/2014         8,145
             Mason County PCRB,
    4,850       Series 1984B-1 (NBGA)                                      3.83      10/15/2014         4,850
    1,500       Series 1984B-2 (NBGA)                                      3.83      10/15/2014         1,500
                                                                                                   ----------
                                                                                                       39,330
                                                                                                   ----------
             LOUISIANA (1.5%)
             Ascension Parish PCRB,
    1,550       Series 1990                                                3.90       9/01/2010         1,550
      600       Series 1992                                                3.90       3/01/2011           600
    9,725    East Baton Rouge Sewer Commission RB,
                Series 2006A, Floater Certificates, Series
                2006-1453 (INS)(LIQ)(a)                                    3.78       2/01/2031         9,725
    4,485    GO MATCH Bonds, Series 2006-B, Floater
                Certificates, Series 2006-1434 (INS)(LIQ)(a)               3.78       7/15/2024         4,485
    3,965    Public Facilities Auth. IDRB, Series 1996
                (LOC - Regions Bank)                                       3.85      12/01/2014         3,965
    1,100    Public Facilities Auth. PCRB, Series 1992                     3.90       8/01/2017         1,100
             Public Facilities Auth. RB,
   10,105       Series 1999 (LOC - Bank of New York)                       3.82       4/01/2021        10,105
    4,260       Series 2006 (LOC - AmSouth Bank, N.A.)                     3.79       5/01/2026         4,260
                                                                                                   ----------
                                                                                                       35,790
                                                                                                   ----------
             MAINE (0.3%)
    6,430    Turnpike Auth. RB, Series 2003, ROC Trust II-R,
                Series 608PB (INS)(LIQ)(a)                                 3.80       7/01/2033         6,430
                                                                                                   ----------
             MARYLAND (3.2%)
    5,125    Anne Arundel County RB, Issue 1996
                (LOC - Manufacturers & Traders Trust Co.)                  3.83       7/01/2021         5,125
    7,365    Baltimore County Auth. RB, Series 2001
                (LOC - Manufacturers & Traders Trust Co.)                  3.79       1/01/2021         7,365
    1,000    Baltimore County IDA RB, Series 1994                          3.80       3/01/2014         1,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 4,920    Baltimore County RB, Issue 1996
                (LOC - Manufacturers & Traders Trust Co.)                  3.83%     12/01/2021    $    4,920
   14,075    Health and Educational Facilities Auth. RB,
                Series 2003B (LOC - Manufacturers &
                Traders Trust Co.)                                         3.79       1/01/2033        14,075
      100    Health and Higher Education Facilities Auth. RB,
                Series 2006B (LOC - Manufacturers &
                Traders Trust Co.)                                         3.77       1/01/2037           100
   22,355    Montgomery County Auth. Golf Course System RB,
                Series 2002 (LOC - Manufacturers &
                Traders Trust Co.)                                         3.84      12/01/2027        22,355
   20,200    Montgomery County MFH RB, Series 1993,
                Issue I (NBGA)(a)                                          3.77      11/01/2020        20,200
                                                                                                   ----------
                                                                                                       75,140
                                                                                                   ----------
             MASSACHUSETTS (3.7%)
             Development Finance Agency RB,
    9,915       Series 2005A (INS)(LIQ)                                    3.79       7/01/2035         9,915
    6,250       Series 2006 (LOC - Banknorth, N.A.)                        3.79       9/01/2041         6,250
   10,000    Health and Educational Facilities Auth. RB,
                Series 2004D (INS)(LIQ)                                    3.79      11/15/2035        10,000
    8,650    Industrial Development Finance Agency RB,
                Series 1985 (LOC - Wachovia Bank, N.A.)                    3.73       4/01/2010         8,650
   23,990    Revere Housing Auth. MFH RB, Series 1991C
                (LOC - Societe Generale)                                   3.79       9/01/2028        23,990
             School Building Auth. Dedicated Sales Tax RB,
    5,995       Series 2005A, PUTTER, Series 1185 (LIQ)(INS)(a)            3.80       8/15/2013         5,995
    7,875       Series 2005A, PUTTER, Series 1197 (LIQ)(INS)(a)            3.80       8/15/2013         7,875
   13,155    State Development Finance Agency RB,
                Series 2004 (LOC - Banknorth, N.A.)                        3.80       3/01/2034        13,155
                                                                                                   ----------
                                                                                                       85,830
                                                                                                   ----------
             MICHIGAN (2.8%)
             Building Auth. RB,
    3,200       Series 2006, PUTTER, Series 1465 (INS)(LIQ)(a)             3.81       4/15/2014         3,200
    5,000       Series 2006IA, Municipal Securities Trust
                Certificates, Class A Certificates,
                Series 2006-277 (INS)(LIQ)(a)                              3.88      10/07/2014         5,000
    8,705    Detroit Water System Supply Second Lien RB,
                Series 2006C, Floater Certificates,
                Series 2006-1445 (INS)(LIQ)(a)                             3.78       7/01/2029         8,705

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 4,645    Macomb County Hospital Finance Auth. RB,
                Series 2003A-2 (LOC - Comerica Bank, N.A.)                 3.85%     10/01/2020    $    4,645
   33,145    Oakland County EDC Limited Obligation RB,
                Series 2004 (LOC - Fifth Third Bank)                       3.82       3/01/2029        33,145
   10,000    Strategic Fund Limited Obligation RB,
                Series 2003B-1                                             3.85       6/01/2014        10,000
                                                                                                   ----------
                                                                                                       64,695
                                                                                                   ----------
             MINNESOTA (0.9%)
    9,948    Burnsville Housing RB, Series A
                (LOC - Associated Bank, N.A.)                              3.98       1/01/2045         9,948
    3,500    Robbinsdale MFH RB, Series 2004C
                (LOC - La Salle National Bank, N.A.)                       3.79       4/01/2029         3,500
             St. Paul Housing and Redevelopment Auth. RB,
    4,900       Series 2001 (LOC - Wells Fargo Bank, N.A.)                 3.75      10/01/2011         4,900
    1,600       Series 2001 (LOC - Allied Irish Banks plc)                 3.76       2/01/2026         1,600
                                                                                                   ----------
                                                                                                       19,948
                                                                                                   ----------
             MISSISSIPPI (0.2%)
    1,255    Hospital Equipment and Facilities Auth. RB,
                Series 2000 (LOC - AmSouth Bank, N.A.)                     3.86       7/01/2015         1,255
    3,800    Jackson County PCRB                                           3.85      12/01/2016         3,800
                                                                                                   ----------
                                                                                                        5,055
                                                                                                   ----------
             MISSOURI (2.6%)
    5,305    Board of Public Buildings Special GO,
                Series 2003A, Floater Certificates,
                Series 2006-1433 (LIQ)(a)                                  3.78      10/15/2027         5,305
             Health and Educational Facilities Auth. RB,
    4,500       Series 1998B (LOC - Allied Irish Banks plc)                3.80       6/01/2023         4,500
    9,100       Series 2000 (LOC - Commerce Bank, N.A.)                    3.86       7/01/2025         9,100
    2,360       Series 2003 (LOC - Southwest Bank of St. Louis)            3.86       6/01/2023         2,360
   10,145       Series 2004A (LOC - Bank of America, N.A.)                 3.87       7/01/2029        10,145
    6,600    Jackson County IDA Auth. RB, Series 2005
                (LOC - Commerce Bank, N.A.)                                3.86       7/01/2025         6,600
    9,095    Kansas City MFH RB, Series 1995 (NBGA)                        3.82       9/01/2025         9,095
    5,600    St. Charles County IDA MFH RB,
                Series 2006 (NBGA)                                         3.78       4/15/2027         5,600
    9,170    St. Louis County IDA MFH RB,
                Series 2006 (NBGA)                                         3.78       4/15/2027         9,170
                                                                                                   ----------
                                                                                                       61,875
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             MONTANA (0.7%)
  $16,000    Richland County Hospital RB, Series 2006
                (LOC - Allied Irish Banks plc)                             3.79%      5/01/2031    $   16,000
                                                                                                   ----------
             NEBRASKA (0.1%)
    2,130    Sarpy County PCRB, Series 1995                                3.80       7/01/2013         2,130
                                                                                                   ----------
             NEVADA (1.6%)
             Clark County School District GO,
    9,910       Series 2005C, PUTTER, Series 1159 (LIQ)(INS)(a)            3.80       6/15/2013         9,910
    4,700       Series 2005C, PUTTER, Series 1429 (INS)(LIQ)(a)            3.78      12/15/2013         4,700
    9,645    Las Vegas Economic Development RB,
                Series 2005 (LOC - Nevada State Bank)                      3.79       4/01/2030         9,645
    3,500    Las Vegas Valley Water District GO,
                Series 2003A, PUTTER, Series 1303 (LIQ)(INS)(a)            3.78       6/01/2011         3,500
   10,015    Systems of Higher Education Univ. RB,
                Series 2005B, PUTTER, Series 1245 (INS)(LIQ)(a)            3.80       1/01/2014        10,015
      755    Washoe County Economic Development RB,
                Series 2000 (LOC - Wells Fargo Bank, N.A.)                 3.84       7/01/2025           755
                                                                                                   ----------
                                                                                                       38,525
                                                                                                   ----------
             NEW HAMPSHIRE (0.9%)
    4,310    Business Finance Auth. RB, Series 2005B
                (LOC - Banknorth, N.A.)                                    3.78       5/01/2035         4,310
    4,600    Health and Educational Facilities Auth. RB,
                Series 2006 (LOC - Citizens Bank of New Hampshire)         3.77       8/01/2036         4,600
   11,085    Higher Educational and Health Facilities RB,
                Series 1996 (LOC - Lloyds TSB Bank plc)                    3.79       5/01/2026        11,085
                                                                                                   ----------
                                                                                                       19,995
                                                                                                   ----------
             NEW JERSEY (0.7%)
   13,750    Camden County Improvement Auth. RB,
                Series 2004B (LOC - Commerce Bank, N.A.)                   3.84       8/01/2032        13,750
    3,520    EDA RB, Series 2003 (Baptist Home Society)
                (LOC - Valley National Bank)                               3.86       3/01/2031         3,520
                                                                                                   ----------
                                                                                                       17,270
                                                                                                   ----------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             NEW MEXICO (1.0%)
  $15,265    Albuquerque Educational Facilities RB,
                Series 2002 (LOC - Bank of America, N.A.)                  3.79%     10/15/2016    $   15,265
    2,000    Bernalillo County Tax RB, Series 2005,
                PUTTER, Series 1118 (INS)(LIQ)(a)                          3.78      10/01/2019         2,000
    6,250    Santa Fe Educational Facilities and Improvement RB,
                Series 2006 (LIQ)(INS)                                     3.79       4/01/2036         6,250
                                                                                                   ----------
                                                                                                       23,515
                                                                                                   ----------
             NEW YORK (1.0%)
             Chautauqua County IDA RB,
      340       Series 2000A (LOC - PNC Bank, N.A.)                        3.79       8/01/2030           340
    1,000       Series 2001A (LOC - PNC Bank, N.A.)                        3.79      12/01/2031         1,000
    3,400    Dormitory Auth. RB, Series 1993
                (Oxford Univ. Press) (LOC - Landesbank
                Hessen-Thuringen)                                          3.86       7/01/2023         3,400
      500    New York City GO, Fiscal 2006 Series I,
                Subseries I-7 (LOC - Bank of America, N.A.)                3.77       4/01/2036           500
    1,095    New York City IDA Agency RB, Series 2006A,
                EAGLE Tax-Exempt Trust, Series 2006-112A
                (LIQ)(INS)(a)                                              3.78       3/01/2046         1,095
    2,625    New York City IDA Civic Facility RB,
                Series 2004 (LOC - Allied Irish Banks plc)                 3.78      12/01/2036         2,625
    1,870    New York City Municipal Water Finance Auth. RB,
                Series 2006A, PUTTER, Series 1263 (LIQ)(INS)(a)            3.79       6/15/2013         1,870
    5,605    New York Thruway Auth. Second General
                Highway and Bridge Trust Fund RB, Series 2005B,
                PUTTER, Series 1383 (INS)(LIQ)(a)                          3.77       4/01/2025         5,605
    5,025    Oneida County IDA RB, Series 2005
                (LOC - Manufacturers & Traders Trust Co.)                  3.79       6/01/2030         5,025
    2,795    Triborough Bridge and Tunnel Auth. RB,
                Series 2002E, ABN AMRO MuniTOPS Certificates Trust,
                Series 2002-31 (LIQ)(INS)(a)                               3.77      11/15/2010         2,795
                                                                                                   ----------
                                                                                                       24,255
                                                                                                   ----------
             NORTH CAROLINA (0.2%)
    5,000    Univ. at Chapel Hill General RB, Series 2005A,
                Floater Certificates, Series 2006-1354 (LIQ)(a)            3.78      12/01/2013         5,000
                                                                                                   ----------
             OHIO (4.0%)
  $11,470    Cincinnati School District GO, Series 2003,
                PUTTER, Series 1177 (LIQ)(INS)(a)                          3.80%     12/01/2011    $   11,470

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
    6,000    Clarke County IDA RB (LOC - Deutsche Bank A.G.)               4.02      12/01/2010         6,000
    1,845    Clermont County Economic Development RB,
                Series 2002 (LOC - Fifth Third Bank)                       3.84       8/01/2022         1,845
   11,505    Cleveland-Cuyahoga County Port Auth.
                Development RB, Series 2005A
                (LOC - National City Bank)                                 3.79      11/15/2035        11,505
    8,775    Crawford County Hospital Facilities RB,
                Series 2003 (LOC - Huntington National Bank)               3.85      10/01/2023         8,775
    1,790    Cuyahoga County IDRB, Series 2000
                (LOC - JPMorgan Chase Bank, N.A.)                          3.80      11/01/2019         1,790
   10,790    Franklin County Health Care Facilities RB,
                Series 2005 (LOC - Fifth Third Bank)                       3.80       3/01/2027        10,790
             Higher Educational Facility RB,
    8,795       Series 2000A (LOC - Fifth Third Bank)                      3.83       9/01/2020         8,795
    5,000       Series 2006 (LOC - Huntington National Bank)               3.85       6/01/2026         5,000
    2,655       Series 2006A, ROC Trust II-R, Series 6075 (LIQ)(a)         3.78       5/01/2024         2,655
    3,600    Hilliard IDRB, Series 2003 (LOC - U.S. Bank, N.A.)            3.84       8/01/2012         3,600
   14,270    Lorain County Hospital Facilities RB,
                Series 2001 (LOC - National City Bank)                     3.81       5/01/2026        14,270
    2,800    Meigs County IDRB, Series 2003
                (LOC - U.S. Bank, N.A.)                                    3.84       8/01/2012         2,800
    2,270    Montgomery County Health Care Facilities RB,
                Series 2002 (LOC - JPMorgan Chase Bank, N.A.)              3.83       5/01/2022         2,270
    3,000    Warren County IDRB, Series 2003
                (LOC - U.S. Bank, N.A.)                                    3.84       8/01/2012         3,000
                                                                                                   ----------
                                                                                                       94,565
                                                                                                   ----------
             OKLAHOMA (4.0%)
    8,400    Garfield County Industrial Auth. PCRB, Series 1995A           3.85       1/01/2025         8,400
             Muskogee Industrial Trust PCRB,
   32,400       Series 1995A(b)                                            3.85       1/01/2025        32,400
   48,400       Series 1997A(b)                                            3.81       6/01/2027        48,400
    2,900    State IDA RB, Series 1998 (LOC - JPMorgan
                Chase Bank, N.A.)                                          3.80       8/01/2018         2,900
    1,820    Tulsa Industrial Auth. RB, Series 1999
                (LOC - Wells Fargo Bank, N.A.)                             3.74       5/01/2019         1,820
                                                                                                   ----------
                                                                                                       93,920
                                                                                                   ----------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             OREGON (1.6%)
  $38,100    Port of Portland Public Grain Elevator RB,
                Series 1984 (LOC - Bank of Tokyo-Mitsubishi
                UFJ, Ltd.)                                                 3.93%     12/01/2014    $   38,100
                                                                                                   ----------
             PENNSYLVANIA (2.1%)
    2,700    Allegheny County IDA RB, Series 2002
                (LOC - PNC Bank, N.A.)                                     3.79       6/01/2022         2,700
    6,000    Allentown Redevelopment Auth. MFH RB,
                Series 1990 (LOC - Societe Generale)                       3.79       7/01/2020         6,000
    1,000    Chartiers Valley Industrial and Commercial
                Development Auth. RB, Series 1982                          4.05      11/15/2017         1,000
    3,000    Elizabethtown IDA College RB, Series 2006
                (LOC - Fulton Bank)                                        3.74       6/15/2029         3,000
    1,500    Higher Educational Facilities Auth. RB,
                Series 2006 FF2, PUTTER, Series 1378
                (LIQ)(INS)(a)                                              3.80       6/15/2014         1,500
    9,550    Horizon Hospital System Auth. Senior Health
                and Housing Facilities RB, Series 2002
                (LOC - Manufacturers & Traders Trust Co.)                  3.79       1/01/2033         9,550
    7,400    Lancaster Municipal Auth. RB, Series 2006C
                (LOC - Fulton Bank)                                        3.80       5/01/2036         7,400
   11,630    Schuylkill County IDA RB, Series 2001                         3.78       4/01/2021        11,630
    2,350    South Central General Auth. Hospital RB,
                Series 2005, ROC Trust II-R, Series 604
                (LIQ)(INS)(a)                                              3.79      12/01/2030         2,350
    3,220    State Public School Building Auth. RB,
                Series 2003, PUTTER, Series 1257
                (LIQ)(INS)(a)                                              3.80      12/01/2011         3,220
                                                                                                   ----------
                                                                                                       48,350
                                                                                                   ----------
             SOUTH CAROLINA (3.4%)
   17,530    Building Equity Sooner For Tomorrow Installment
                Purchase RB, Series 2005, Floater Certificates,
                Series 2006-1365 (INS)(LIQ)(a)                             3.78      12/01/2020        17,530
   10,500    EDA RB, Series 2002 (LOC - Bank of America, N.A.)             3.79       5/01/2032        10,500
    4,015    Educational Facilities Auth. RB, Series 2005A
                (LOC - National Bank of South Carolina)                    3.79      11/01/2025         4,015
    5,600    Greenville County Industrial RB, Series 1984
                (LOC - Wells Fargo Bank, N.A.)                             3.74       7/01/2014         5,600

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 2,000    Jobs EDA Healthcare Facilities RB, Series 2006A
                (LOC - National Bank of South Carolina)                    3.79%      5/01/2021    $    2,000
             Jobs EDA Hospital Facilities RB,
    8,150       Series 2005 (LOC - SunTrust Bank)                          3.85      11/01/2035         8,150
    2,000       Series 2005A (LIQ)(INS)                                    3.80      10/01/2035         2,000
    4,000       Series 2006 (LOC - National Bank of South Carolina)        3.79       5/01/2031         4,000
    5,555    Public Service Auth. RB, Series 2003A, PUTTER,
                Series 1203 (INS)(LIQ)(a)                                  3.80       7/01/2011         5,555
   14,000    Richland County School District No.1 GO,
                Series 2003, ABN AMRO MuniTOPS
                Certificates Trust, Series 2003-29 (LIQ)(INS)(a)           3.78       3/01/2011        14,000
    5,965    Transportation Infrastructure Bank RB,
                Series 2003A, PUTTER, Series 1283 (INS)(LIQ)(a)            3.80       4/01/2012         5,965
                                                                                                   ----------
                                                                                                       79,315
                                                                                                   ----------
             SOUTH DAKOTA (1.3%)
             Health and Educational Facilities Auth. RB,
   17,040       Series 2000 (INS)(LIQ)                                     3.79       7/01/2025        17,040
    7,500       Series 2001C (LOC - U.S. Bank, N.A.)                       3.79      11/01/2019         7,500
    4,920       Series 2004B (LOC - U.S. Bank, N.A.)                       3.79      11/01/2034         4,920
    1,600    Lawrence County PCRB, Series 1997B
                (LOC - JPMorgan Chase Bank, N.A.)                          3.81       7/01/2032         1,600
                                                                                                   ----------
                                                                                                       31,060
                                                                                                   ----------
             TENNESSEE (2.9%)
   22,500    Cookeville Regional Medical Center Auth. RB,
                Series 2006 (LOC - AmSouth Bank, N.A.)                     3.79       3/01/2036        22,500
             Jackson Health, Educational and Housing
                Facility Board RB,
    5,100       Series 2001 (LOC - AmSouth Bank, N.A.)                     3.86       9/01/2016         5,100
    4,255       Series 2003 (LOC - AmSouth Bank, N.A.)                     3.86       7/01/2024         4,255
    3,750    Knox County Health and Educational Facilities
                Board RB, Series 2006 (LOC - AmSouth Bank, N.A.)           3.86       8/01/2036         3,750
    8,090    Knoxville Wastewater System RB,
                Series 2005A, PUTTER, Series 1292 (LIQ)(INS)(a)            3.80       4/01/2013         8,090
    4,350    Nashville and Davidson County Health and
                Educational Facilities RB, Series 2000
                (LOC - AmSouth Bank, N.A.)                                 3.86      12/01/2020         4,350

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             Nashville and Davidson County IDB MFH RB,
  $ 6,710       Series 1989 (LOC - Societe Generale)                       3.79%      9/01/2019    $    6,710
    9,680       Series 1989 (LOC - Societe Generale)                       3.79      10/01/2019         9,680
    1,980    Nashville and Davidson County IDB RB,
                Series 2002 (LOC - AmSouth Bank, N.A.)                     3.86       6/01/2022         1,980
    2,300    Williamson County IDB RB, Series 2003
                (LOC - SunTrust Bank)                                      3.85       4/01/2023         2,300
                                                                                                   ----------
                                                                                                       68,715
                                                                                                   ----------
             TEXAS (9.8%)
   10,400    Alamo Heights Higher Education Facility RB,
                Series 1999A (LOC - JPMorgan Chase Bank, N.A.)             3.84       4/01/2019        10,400
    9,900    Austin Higher Education Auth. RB, Series 2000
                (LOC - Wachovia Bank, N.A.)                                3.86       4/01/2025         9,900
    4,950    Austin Water and Wastewater System RB,
                Series 2001A & B, ROC Trust II-R,
                Series 574 (LIQ)(INS)(a)                                   3.78       5/15/2027         4,950
    2,280    Bell County Health Facilities Development
                Corp. RB, Series 1998 (LOC - JPMorgan
                Chase Bank, N.A.)                                          3.80       5/01/2023         2,280
    8,125    Board of Regents, Univ. System Financing RB,
                Series 2006, P-FLOAT, Series PT-3473
                (INS)(LIQ)(a)                                              3.78       3/15/2026         8,125
   19,995    Brownsville Utilities System Improvement RB,
                Series 2005, ABN AMRO MuniTOPS
                Certificates Trust, Series 2005-41
                (LIQ)(INS)(a)                                              3.79       9/01/2013        19,995
    2,690    Cameron Education Corp. RB, Series 2001
                (LOC - JPMorgan Chase Bank, N.A.)                          3.80       6/01/2031         2,690
    5,405    Collin County Ltd. Tax GO, Series 2005,
                PUTTER, Series 765 (LIQ)(a)                                3.78       2/15/2013         5,405
    9,105    Crawford Education Facilities Corp. RB,
                Series 2004A (LOC - BNP Paribas)                           3.83       5/01/2035         9,105
    3,475    Dallas ISD Unlimited Tax School Building
                Bonds, Series 2006, ROC Trust II-R,
                Series 6069 (LIQ)(NBGA)(a)                                 3.78       8/15/2024         3,475
    3,475    El Paso County Hospital District GO,
                Series 2005, PUTTER, Series 1261
                (INS)(LIQ)(a)                                              3.79       8/15/2013         3,475

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 2,770    Fort Bend County Unlimited Tax and
                Subordinate Lien Toll Road RB,
                Series 2004, PUTTER, Series 1326
                (LIQ)(INS)(a)                                              3.80%      9/01/2012    $    2,770
    3,295    Fort Bend ISD Unlimited Tax School
                Building Bonds, Series 2006, Floater
                Certificates, Series 2006-1455 (LIQ)(NBGA)(a)              3.78       8/15/2025         3,295
    8,590    Galveston County Combination Tax and RB,
                Series 2003C, ABN AMRO MuniTOPS
                Certificates Trust, Series 2003-25 (LIQ)(INS)(a)           3.79       2/01/2011         8,590
   13,250    Harrison County Health Facilities Development
                Corp. RB, Series 2006 (LOC - AmSouth Bank, N.A.)           3.84       4/01/2026        13,250
    5,040    Houston ISD Bond, Series 2005A, Floater
                Certificates, Series 1231 (LIQ)(NBGA)(a)                   3.78       2/15/2032         5,040
    5,905    Houston ISD Limited Tax School Building GO,
                Series 2005, Solar Eclipse Certificates,
                Series 2006-19 (INS)(LIQ)(a)                               3.77       2/15/2012         5,905
    5,400    Jewett EDC IDRB, Series 2002B                                 3.80       8/01/2009         5,400
    5,800    Katy ISD Unlimited Tax School Building Bonds,
                Series 2006, ROC Trust II-R,
                Series 7040 (LIQ)(NBGA)(a)                                 3.78       2/15/2036         5,800
   13,530    Lake Travis ISD Unlimited Tax School Building
                RB, Series 2006, ABN AMRO MuniTOPS
                Certificates Trust, Series 2006-18
                (LIQ)(NBGA)(a)                                             3.79       2/15/2014        13,530
    5,830    Laredo ISD Unlimited Tax School Building
                Bonds, Series 2006, PUTTER, Series 1480
                (LIQ)(NBGA)(a)                                             3.78       8/01/2014         5,830
    2,675    Lower Colorado River Auth. Transmission
                Contract RB, Series 2004, PUTTER,
                Series 623 (INS)(LIQ)(a)                                   3.78      11/15/2009         2,675
    5,980    Lubbock-Cooper ISD Unlimited Tax School
                Building RB, Series 2006, PUTTER,
                Series 1432 (LIQ)(NBGA)(a)                                 3.78       2/15/2014         5,980
    7,085    Mabank ISD Unlimited Tax School Building
                Bonds, Series 2005, ROC Trust II-R,
                Series 9005 (LIQ)(NBGA)(a)                                 3.78       8/15/2035         7,085
    1,000    McAllen Health Facilities Development Corp. RB,
                Series 1984 (LOC - Bank of America, N.A.)                  3.87      12/01/2024         1,000

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $10,495    Midlothian ISD Unlimited Tax School Building
                and RB, Series 2005, ABN AMRO MuniTOPS
                Certificates Trust, Series 2006-58 (LIQ)(NBGA)(a)          3.79%      8/15/2013    $   10,495
    1,800    North Central IDA RB, Series 1983                             3.90      10/01/2013         1,800
    8,450    North Texas Municipal Water District RB,
                Series 2006, ROC Trust II-R, Series 593PB
                (LIQ)(INS)(a)                                              3.80       9/01/2035         8,450
    2,200    Northside ISD Unlimited Tax RB, Series 2005,
                ROC Trust II-R, Series 6071 (LIQ)(NBGA)(a)                 3.78       2/15/2025         2,200
    3,400    Plano ISD Unlimited Tax School Building Bonds,
                Series 2002, PUTTER, Series 1428 (LIQ)(NBGA)(a)            3.78       8/15/2010         3,400
    6,195    Public Finance Auth. GO RB, Series 1997 and
                1988B, P-FLOAT, Series PZ 108 (LIQ)(INS)(a)                3.81      10/01/2013         6,195
    6,000    San Antonio Water System RB, EAGLE
                Tax-Exempt Trust, Series 20060005 (LIQ)(INS)(a)            3.79       5/15/2040         6,000
    2,665    Splendora Higher Education Facilities Corp. RB,
                Series 2001A (LOC - Wells Fargo Bank, N.A.)                3.74      12/01/2026         2,665
    8,620    Tarrant County Housing Finance Corp. MFH RB,
                Series 1985 (LOC - Compass Bank)                           3.79      12/01/2025         8,620
    7,700    Trinity River IDA RB, Series 1997                             4.01       1/01/2013         7,700
    6,385    Ysleta ISD Unlimited Tax School Building
                Bonds, Series 2006, ROC Trust II-R, Series
                7041 (LIQ)(NBGA)(a)                                        3.78       8/15/2027         6,385
                                                                                                   ----------
                                                                                                      229,860
                                                                                                   ----------
             UTAH (0.8%)
    2,900    Box Elder County PCRB, Series 2002                            3.80       4/01/2028         2,900
    5,600    GO Bonds, Series 2004B, PUTTER,
                Series 1370 (LIQ)(a)                                       3.78       1/01/2010         5,600
    5,492    Jordanelle Special Service District Bonds,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)                 3.74       9/01/2025         5,492
    5,725    Salt Lake County PCRB, Series 1994                            3.85       2/01/2008         5,725
                                                                                                   ----------
                                                                                                       19,717
                                                                                                   ----------
             VERMONT (0.6%)
             Educational and Health Buildings Financing Agency RB,
       30       Series 2002A (LOC - Banknorth, N.A.)                       3.85      10/01/2032            30
       35       Series 2004A (LOC - Banknorth, N.A.)                       3.85      10/01/2029            35
    2,180       Series 2004A (LOC - Banknorth, N.A.)                       3.85      10/01/2029         2,180

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 6,800       Series 2004A (LOC - Banknorth, N.A.)                       3.89%     10/01/2034    $    6,800
    4,830       Series 2005A (LOC - Banknorth, N.A.)                       3.78      10/01/2034         4,830
                                                                                                   ----------
                                                                                                       13,875
                                                                                                   ----------
             VIRGINIA (0.6%)
      500    Fairfax County EDA RB, ABN AMRO MuniTOPS
                Certificates Trust, Series 2003-33 (LIQ)(INS)(a)           3.77       4/01/2011           500
             Loudoun County IDA RB,
    2,300       Series 2003A                                               3.84       2/15/2038         2,300
      700       Series 2003C                                               3.82       2/15/2038           700
      650    Montgomery County IDA RB, Series 2005
                (LOC - Bank of America, N.A.)                              3.78       6/01/2035           650
             Richmond IDA Educational Facilities RB,
      600       Series 2001 (LOC - SunTrust Bank)                          3.78      12/01/2031           600
    1,200       Series 2005 (LOC - SunTrust Bank)                          3.78       5/01/2035         1,200
    7,575    Univ. RB, Series 2005, EAGLE Tax-Exempt Trust,
                Series 20060017 (LIQ)(a)                                   3.79       6/01/2037         7,575
                                                                                                   ----------
                                                                                                       13,525
                                                                                                   ----------
             WASHINGTON (2.6%)
    5,345    Columbia Generating Station Electric RB,
                Series 2006A, PUTTER, Series 1282
                (INS)(LIQ)(a)                                              3.80       1/01/2014         5,345
    8,370    GO Compound Interest Bonds, Series 2000S-5
                and 1999S-2, P-FLOAT, Series PZ 106 (INS)(LIQ)(a)          3.81       1/01/2020         8,370
    1,550    Housing Finance Commission Nonprofit RB,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)                 3.74      10/01/2032         1,550
    7,795    King County Limited Tax GO, Series 2005,
                PUTTER, Series 1184 (LIQ)(INS)(a)                          3.80       1/01/2013         7,795
             Motor Vehicle Fuel Tax GO,
    1,600       Series 2004C, PUTTER, Series 1359 (INS)(LIQ)(a)            3.81       6/01/2017         1,600
    4,200       Series 2005C, PUTTER, Series 1449 (INS)(LIQ)(a)            3.81      12/01/2015         4,200
    2,810    Port of Seattle Intermediate Lien RB,
                Series 2006, PUTTER, Series 1462 (LIQ)(INS)(a)             3.78       2/01/2014         2,810
    7,425    Snohomish County Public Utility District No. 1
                Electric System RB, Series 2005,
                ROC Trust II-R, Series 6055 (LIQ)(INS)(a)                  3.78      12/01/2022         7,425
   10,590    State Higher Education Facilities Auth. RB,
                Series 2001                                                3.82      10/01/2031        10,590
   10,245    Tacoma Limited Tax GO, Series 2004, PUTTER,
                Series 1220 (LIQ)(INS)(a)                                  3.80      12/01/2012        10,245
    1,935    Various Purpose GO Bonds, Series 2006A,
                ROC Trust II-R, Series 7022 (LIQ)(INS)(a)                  3.78       1/01/2026         1,935
                                                                                                   ----------
                                                                                                       61,865
                                                                                                   ----------

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             WEST VIRGINIA (0.7%)
  $ 2,775    Harrison County Commercial Development RB,
                Series 2004 (LOC - U.S. Bank, N.A.)                        3.84%     12/01/2012    $    2,775
    8,630    Marshall County PCRB, Series 1994                             3.88       3/01/2026         8,630
    3,100    Monongalia County Commercial Development RB,
                Series 2004 (LOC - U.S. Bank, N.A.)                        3.84      12/01/2012         3,100
    2,200    Ripley Commercial Development RB,
                Series 2004 (LOC - U.S. Bank, N.A.)                        3.84      12/01/2012         2,200
                                                                                                   ----------
                                                                                                       16,705
                                                                                                   ----------
             WISCONSIN (1.4%)
             Health and Educational Facilities Auth. RB,
      965       Series 2001 (LOC - JPMorgan Chase Bank, N.A.)              3.80       5/01/2026           965
    9,500       Series 2001B (LOC - Harris Trust & Savings Bank)           3.78      11/01/2011         9,500
    2,370       Series 2005 (LOC - Wells Fargo Bank, N.A.)                 3.74      11/01/2025         2,370
    5,000       Series 2006B (LOC - M&I Marshall &
                Ilsley Bank)                                               3.78       1/15/2036         5,000
    8,000    Milwaukee IDRB, Series 1995                                   3.90       9/01/2015         8,000
    7,250    Sheboygan PCRB, Series 1995                                   3.90       9/01/2015         7,250
                                                                                                   ----------
                                                                                                       33,085
                                                                                                   ----------
             WYOMING (0.2%)
    4,000    Sweetwater County Hospital RB,
                Series 2006B (LOC - Key Bank, N.A.)                        3.77       9/01/2037         4,000
    1,300    Uinta County PCRB, Series 1992                                3.85      12/01/2022         1,300
                                                                                                   ----------
                                                                                                        5,300
                                                                                                   ----------
             Total Variable-Rate Demand Notes (cost: $2,151,769)                                    2,151,769
                                                                                                   ----------
             PUT BONDS (5.8%)

             ALASKA (0.0%)(c)
    1,000    Valdez Marine Terminal RB, Series 1994B                       3.68       5/01/2031         1,000
                                                                                                   ----------
             COLORADO (1.3%)
    7,000    Bachelor Gulch Metropolitan District GO,
                Series 2004 (LOC - Compass Bank)                           3.60      12/01/2023         7,000
    4,500    Castlewood GO, Series 2004 (LOC - U.S.
                Bank, N.A.)                                                3.45      12/01/2034         4,500

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
  $ 3,000    Central Platte Valley Metropolitan District GO,
                Series 2001B (LOC - BNP Paribas)                           3.45%     12/01/2031    $    3,000
    2,000    Four Mile Ranch Metropolitan District No. 1 GO,
                Series 2005 (LOC - Zions First National Bank)              3.50      12/01/2035         2,000
    4,510    Parker Automotive Metropolitan District GO,
                Series 2005 (LOC - U.S. Bank, N.A.)                        3.45      12/01/2034         4,510
    5,915    Triview Metropolitan District GO, Series 2003A
                (LOC - Compass Bank)                                       3.38      11/01/2023         5,915
    3,385    Wildgrass Metropolitan District GO, Series 2004
                (LOC - Compass Bank)                                       3.60      12/01/2034         3,385
                                                                                                   ----------
                                                                                                       30,310
                                                                                                   ----------
             FLORIDA (1.6%)
   37,800    Sarasota County Public Hospital RB,
                Series 2003A                                               3.65      10/01/2028        37,800
                                                                                                   ----------
             INDIANA (0.5%)
             Ascension Health Facility Financing Auth. RB,
    6,000       Series 2001A-1                                             3.82      11/15/2036         6,000
    5,500       Series 2001A-2                                             3.62      11/15/2036         5,500
                                                                                                   ----------
                                                                                                       11,500
                                                                                                   ----------
             MICHIGAN (0.2%)
    4,000    Hospital Finance Auth. RB, Series 1999A                       5.30      11/15/2033         4,008
                                                                                                   ----------
             MINNESOTA (0.5%)
   11,210    Minneapolis Society of Fine Arts Revenue
                Notes, Series 2003                                         3.58      10/14/2015        11,210
                                                                                                   ----------
             MISSISSIPPI (0.4%)
    9,245    Claiborne County PCRB, Series 1985G-1 (NBGA)                  3.65      12/01/2015         9,245
                                                                                                   ----------
             MONTANA (1.0%)
             Board of Investments Municipal Finance
                Consolidation Act Bonds,
    9,605       Series 1997 (NBGA)                                         3.65       3/01/2017         9,605
    7,200       Series 1998 (NBGA)                                         3.65       3/01/2018         7,200
    6,515       Series 2003 (NBGA)                                         3.65       3/01/2028         6,515
                                                                                                   ----------
                                                                                                       23,320
                                                                                                   ----------

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             NEW YORK (0.1%)
   $1,850    Power Auth. GO, Series 1985                                   3.60%      3/01/2016    $    1,850
                                                                                                   ----------
             TEXAS (0.2%)
    5,000    Aledo ISD Unlimited Tax School Building RB,
                Series 2006A (LIQ)(NBGA)                                   3.62       8/01/2035         5,000
                                                                                                   ----------
             Total Put Bonds (cost: $135,243)                                                         135,243
                                                                                                   ----------

             FIXED-RATE INSTRUMENTS (3.0%)

             ILLINOIS (0.1%)
    2,500    Chicago Park District Corp. Purpose
                Tax Anticipation Warrants, Series 2006A                    4.50       3/15/2007         2,509
                                                                                                   ----------
             INDIANA (0.1%)
    1,240    Health and Educational Facility Financing Auth.
                RB, Series 2006B                                           5.00       2/15/2007         1,246
                                                                                                   ----------
             KANSAS (0.1%)
    2,000    Junction City Temporary Notes, Series 2006-C                  5.00       8/01/2007         2,012
                                                                                                   ----------
             MICHIGAN (0.3%)
    6,900    Municipal Bond Auth. Revenue Notes,
                Series 2006B-2 (LOC - Bank of Nova Scotia)                 4.50       8/20/2007         6,948
                                                                                                   ----------
             MINNESOTA (0.5%)
    1,000    Albany ISD No. 745 GOAA Certificates of
                Indebtedness, Series 2006A (NBGA)                          4.50       9/03/2007         1,005
    3,420    Greenway ISD No. 316 GOAA Certificates
                of Indebtedness, Series 2006A (NBGA)                       4.25       9/06/2007         3,434
    5,000    Hopkins ISD No. 270 GOAA Certificates of
                Indebtedness, Series 2006 (NBGA)                           4.25       9/06/2007         5,027
    3,200    Litchfield ISD No. 465 GOAA Certificates of
                Indebtedness, Series 2006 (NBGA)                           4.25       9/26/2007         3,220
                                                                                                   ----------
                                                                                                       12,686
                                                                                                   ----------
             TENNESSEE (0.1%)
    2,025    Rutherford County School and Public
                Improvement GO, Series 2006                                5.00       6/01/2007         2,042
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                COUPON           FINAL
   AMOUNT    SECURITY                                                      RATE        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------------
             TEXAS (1.5%)
  $ 1,365    Clint ISD Unlimited Tax School Bonds,
                Series 2006 (NBGA)(d)                                      4.00%      8/15/2007    $    1,369
   10,000    Houston Combined Utility System CP, Series A                  3.75      10/19/2006        10,000
   25,000    Houston GO, Series 2006E                                      3.57      12/07/2006        25,000
                                                                                                   ----------
                                                                                                       36,369
                                                                                                   ----------
             WISCONSIN (0.3%)
    7,100    Rural Water Construction Loan Program
                Commission RB, Anticipation Notes,
                Series 2006                                                4.75       8/15/2007         7,163
                                                                                                   ----------
             Total Fixed-Rate Instruments (cost: $70,975)                                              70,975
                                                                                                   ----------

             TOTAL INVESTMENTS (COST: $2,357,987)                                                  $2,357,987
                                                                                                   ==========

38

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at September 30, 2006, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (b) At September 30, 2006, portions of these securities were segregated to cover delayed-delivery purchases.

         (c)  Represents less than 0.1% of net assets.

         (d) At September 30, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $1,369,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities (amortized cost approximates market value)                $2,357,987
   Cash                                                                                        32
   Receivables:
      Capital shares sold                                                                   5,781
      Interest                                                                             11,512
      Securities sold                                                                      12,248
                                                                                       ----------
         Total assets                                                                   2,387,560
                                                                                       ----------
LIABILITIES
   Payables:
      Securities purchased                                                                 33,914
      Capital shares redeemed                                                               4,341
      Dividends on capital shares                                                             140
   Accrued management fees                                                                    614
   Other accrued expenses and payables                                                          4
                                                                                       ----------
         Total liabilities                                                                 39,013
                                                                                       ----------
            Net assets applicable to capital shares outstanding                        $2,348,547
                                                                                       ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                     $2,348,569
   Overdistribution of net investment income                                                  (43)
   Accumulated net realized gain on investments                                                21
                                                                                       ----------
            Net assets applicable to capital shares outstanding                        $2,348,547
                                                                                       ==========
   Capital shares outstanding, unlimited number of
      shares authorized, no par value                                                   2,348,569
                                                                                       ==========
   Net asset value, redemption price, and offering price per share                     $     1.00
                                                                                       ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Interest                                                                            $42,501
                                                                                       -------
EXPENSES
   Management fees                                                                       3,311
   Administration and servicing fees                                                     1,182
   Transfer agent's fees                                                                   844
   Custody and accounting fees                                                             228
   Postage                                                                                  69
   Shareholder reporting fees                                                               40
   Trustees' fees                                                                            5
   Registration fees                                                                        35
   Professional fees                                                                        45
   Other                                                                                    24
                                                                                       -------
      Total expenses                                                                     5,783
   Expenses paid indirectly                                                                (41)
                                                                                       -------
      Net expenses                                                                       5,742
                                                                                       -------
NET INVESTMENT INCOME                                                                   36,759
                                                                                       -------
NET REALIZED GAIN ON INVESTMENTS                                                            21
                                                                                       -------
Increase in net assets resulting from operations                                       $36,780
                                                                                       =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2006

                                                                9/30/2006       3/31/2006
                                                               --------------------------
FROM OPERATIONS
   Net investment income                                       $   36,759     $    49,771
   Net realized gain on investments                                    21               -
                                                               --------------------------
      Increase in net assets resulting from operations             36,780          49,771
                                                               --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (36,802)        (49,771)
                                                               --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      799,206       2,087,169
   Reinvested dividends                                            35,761          48,146
   Cost of shares redeemed                                       (879,533)     (1,629,090)
                                                               --------------------------
      Increase (decrease) in net assets from
         capital share transactions                               (44,566)        506,225
                                                               --------------------------
   Net increase (decrease) in net assets                          (44,588)        506,225

NET ASSETS
   Beginning of period                                          2,393,135       1,886,910
                                                               --------------------------
   End of period                                               $2,348,547     $ 2,393,135
                                                               ==========================
Overdistribution of net investment income:
   End of period                                               $      (43)    $         -
                                                               ==========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    799,206       2,087,169
   Shares issued for dividends reinvested                          35,761          48,146
   Shares redeemed                                               (879,533)     (1,629,090)
                                                               --------------------------
      Increase (decrease) in shares outstanding                   (44,566)        506,225
                                                               ==========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Money Market Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the
                 Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date).

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

              Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

           D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of September 30, 2006, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $1,369,000, of which none were when-issued securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2006, these custodian and other bank credits reduced the Fund's expenses by $41,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2006, the Fund paid CAPCO facility fees of $3,000, which represents 7.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2007, in accordance with applicable tax law.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the six-month period ended September 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $3,311,000.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,182,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2006, the Fund reimbursed the Manager $30,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

              an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $844,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are
         "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                         SIX-MONTH
                                        PERIOD ENDED
                                        SEPTEMBER 30,                                 YEAR ENDED MARCH 31,
                                       ------------------------------------------------------------------------------------------
                                             2006            2006            2005            2004            2003            2002
                                       ------------------------------------------------------------------------------------------
Net asset value at
   beginning of period                 $     1.00      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                       ------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                      .02             .02             .01             .01             .01             .02
   Net realized and unrealized gain           .00(c)            -               -             .00(c)            -               -
                                       ------------------------------------------------------------------------------------------
Total from investment operations              .02             .02             .01             .01             .01             .02
                                       ------------------------------------------------------------------------------------------
Less distributions:
   From net investment income                (.02)           (.02)           (.01)           (.01)           (.01)           (.02)
                                       ------------------------------------------------------------------------------------------
Net asset value at end of period       $     1.00      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                       ==========================================================================================
Total return (%)*                            1.57            2.36            1.07             .71            1.14            2.08
Net assets at end of period (000)      $2,348,547      $2,393,135      $1,886,910      $1,858,366      $1,989,187      $1,925,867
Ratio of expenses to average
   net assets (%)**(b)                        .49(a)          .47             .47             .47             .47             .45
Ratio of net investment income
   to average net assets (%)**               3.11(a)         2.36            1.07             .71            1.13            2.06

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended September 30, 2006, average net assets were
    $2,358,376,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Represents less than $0.01 per share.

48

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2006, through September 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                     BEGINNING               ENDING               DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE          APRIL 1, 2006 -
                                   APRIL 1, 2006        SEPTEMBER 30, 2006      SEPTEMBER 30, 2006
                                   ---------------------------------------------------------------
Actual                               $1,000.00              $1,015.70                $2.48
Hypothetical
   (5% return before expenses)        1,000.00               1,022.61                 2.48

         *Expenses are equal to the Fund's annualized expense ratio of 0.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.57% for the six-month period of April 1, 2006, through September 30, 2006.

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 19, 2006, the Board, including the Trustees who are not "interested persons" of the Company (the "Independent Trustees"), approved the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail tax-exempt money

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was below the median of its expense group and expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2005.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED)

         from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fees are higher than the asset-weighted average of funds at all asset levels in its peer group but that the Fund's actual management fee is below the median of its peer group and expense universe. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TAX EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 2006 (UNAUDITED

         in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager. Based on its conclusions, the Board determined that approval of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

56

 N O T E S
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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                   CUSTODIAN    State Street Bank and Trust Company
              AND ACCOUNTING    P.O. Box 1713
                       AGENT    Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39598-1106                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2006

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 20, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 17, 2006
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    November 17, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.